                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Insurance Group, Ltd.
   Address:      80 South Main Street
                 Hanover, New Hampshire 03755
                 USA

Form 13F File Number: 028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
Title:   Chief Accounting Officer
Phone:   (603) 640-2200

Signature, Place, and Date of Signing:

     /s/ J. Brian Palmer           Hanover, New Hampshire     May 14, 2004
 -------------------------------   -----------------------    ------------
         [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                2
                                        --------------------

Form 13F Information Table Entry Total:      113 items
                                        --------------------

Form 13F Information Table Value Total:    $907,649,773
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        028-07388                 Folksamerica Holding Company, Inc.
    2.        028-00470                 White Mountains Advisors LLC

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                  WHITE MOUNTAINS INSURANCE GROUP, LTD.

                       WHITE MOUNTAINS ADIVSORS
                FORM 13F INFORMATION TABLE--MARCH 31, 2004

                                            CUSIP        MARKET       AMOUNT AND     INVESTMENT           VOTING AUTHORITY(SHARES)
   NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE     TYPE OF SECURITY  DISCRETION MANAGERS*  SOLE   SHARED     NONE
------------------------- ---------------- ---------   ----------  ----------------  ---------- --------- ------ --------   ------
EVEREST RE GROUP LTD          SHS          G3223R108     508,368       5,950         DEFINED      1, 3               5,950
MONTPELIER RE HOLDINGS
  LTD.                        SHS          G62185106 228,375,000   6,300,000         DEFINED      2, 3           6,300,000
ABITIBI-CONSOLIDATED INC      COM          003924107     177,250      25,000         DEFINED      1, 3              25,000
ABITIBI-CONSOLIDATED INC      COM          003924107   5,175,700     730,000         DEFINED      2, 3             730,000
AETNA INC                     COM          00817Y108     421,684       4,700         DEFINED      1, 3               4,700
ALLEGHENY ENERGY INC          COM          017361106     263,232      19,200         DEFINED      1, 3              19,200
ALLEGHENY ENERGY INC          COM          017361106   1,713,750     125,000         DEFINED      2, 3             125,000
AMERADA HESS CORP             COM          023551104   3,727,488      57,100         DEFINED      1, 3              57,100
AMERADA HESS CORP             COM          023551104  58,099,200     890,000         DEFINED      2, 3             890,000
AMERICAN INT'L. GROUP         COM          026874107     642,150       9,000         DEFINED      2, 3               9,000
AON CORP                      COM          037389103   3,224,721     115,540         DEFINED      1, 3             115,540
AON CORP                      COM          037389103   9,489,400     340,000         DEFINED      2, 3             340,000
ARCHER DANIELS MIDLAND        COM          039483102     759,150      45,000         DEFINED      1, 3              45,000
ARCHER DANIELS MIDLAND        COM          039483102  12,399,450     735,000         DEFINED      2, 3             735,000
ASSURANT INC                  COM          04621X108     218,805       8,700         DEFINED      1, 3               8,700
AUTOMATIC DATA
  PROCESSING INC.             COM          053015103     747,600      17,800         DEFINED      1, 3              17,800
AUTOMATIC DATA
  PROCESSING INC.             COM          053015103  22,680,000     540,000         DEFINED      2, 3             540,000
BANK OF HAWAII CORP           COM          062540109     609,240      13,150         DEFINED      1, 3              13,150
BANKNORTH GROUP               COM          06646R107     680,800      20,000         DEFINED      2, 3              20,000
BENFIELD GROUP PLC            COM          1011971*2  34,691,131   7,882,499         DEFINED      2, 3           7,882,499
BERKSHIRE HATHAWAY INC        CL B         084670207   2,401,700         772         DEFINED      1, 3                 772
BERKSHIRE HATHAWAY INC        CL A         084670108   9,983,100         107         DEFINED      2, 3                 107
BERKSHIRE HATHAWAY INC        CL B         084670207  10,266,333       3,300         DEFINED      2, 3               3,300
BISYS GROUP INC               COM          055472104     169,611      10,120         DEFINED      1, 3              10,120
CALLAWAY GOLF COMPANY         COM          131193104     284,700      15,000         DEFINED      1, 3              15,000
CALLAWAY GOLF COMPANY         COM          131193104   4,555,200     240,000         DEFINED      2, 3             240,000
CAPITOL FEDERAL
  FINANCIAL                   COM          14057C106     897,500      25,000         DEFINED      1, 3              25,000
CAPITOL FEDERAL
  FINANCIAL                   COM          14057C106   9,477,600     264,000         DEFINED      2, 3             264,000
CHARTER FINANCIAL CORP        COM          16122M100   6,692,900     170,000         DEFINED      2, 3             170,000
CLOROX COMPANY                COM          189054109     413,290       8,450         DEFINED      1, 3               8,450
COLGATE-PALMOLIVE CO          COM          194162103   1,377,500      25,000         DEFINED      2, 3              25,000
COUNTRYWIDE CREDIT IND
  INC                         COM          222372104   1,086,835      11,333         DEFINED      1, 3              11,333
DELTIC TIMBER CORP            COM          247850100   2,128,800      60,000         DEFINED      2, 3              60,000
DELUXE CORP                   COM          248019101     561,400      14,000         DEFINED      2, 3              14,000
DIAMOND OFFSHORE
  DRILLING INC                COM          25271C102     362,850      15,000         DEFINED      1, 3              15,000
DIAMOND OFFSHORE
  DRILLING INC                COM          25271C102   5,079,900     210,000         DEFINED      2, 3             210,000
EASTMAN CHEMICAL              COM          277432100   1,067,000      25,000         DEFINED      1, 3              25,000
EASTMAN CHEMICAL              COM          277432100   8,962,800     210,000         DEFINED      2, 3             210,000
EL PASO ELECTRIC CO           COM          283677854   2,618,528     189,200         DEFINED      1, 3             189,200
EL PASO ELECTRIC CO           COM          283677854  27,126,400   1,960,000         DEFINED      2, 3           1,960,000

                                            CUSIP        MARKET       AMOUNT AND     INVESTMENT           VOTING AUTHORITY(SHARES)
   NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE     TYPE OF SECURITY  DISCRETION MANAGERS*  SOLE   SHARED     NONE
------------------------- ---------------- ---------   ----------  ----------------  ---------- --------- ------ --------   ------
EQUITY OFFICE
  PROPERTIES TR               COM          294741103     560,466      19,400         DEFINED      1, 3              19,400
ETHAN ALLEN                   COM          297602104     660,160      16,000         DEFINED      2, 3              16,000
FAIRMONT HOTELS & RESORTS     COM          305204109     425,035      16,900         DEFINED      1, 3              16,900
FAIRMONT HOTELS & RESORTS     COM          305204109   4,778,500     190,000         DEFINED      2, 3             190,000
FIRST DATA CORP               COM          319963104   9,308,928     220,800         DEFINED      1, 3             220,800
FIRST ENERGY CORP             COM          337932107   2,012,620      51,500         DEFINED      1, 3              51,500
FIRST ENERGY CORP             COM          337932107  32,241,000     825,000         DEFINED      2, 3             825,000
FIRST HEALTH GROUP CORP       COM          320960107     264,385      12,100         DEFINED      1, 3              12,100
FORTUNE BRANDS INC.           COM          349631101   7,663,000     100,000         DEFINED      2, 3             100,000
GOLDMAN SACHS GROUP           COM          38141G104     521,750       5,000         DEFINED      2, 3               5,000
GREAT LAKES CHEMICAL CORP     COM          390568103   1,431,000      60,000         DEFINED      1, 3              60,000
GREAT LAKES CHEMICAL CORP     COM          390568103  27,069,750   1,135,000         DEFINED      2, 3           1,135,000
HEALTH NET INC                COM          42222G108     498,600      20,000         DEFINED      1, 3              20,000
HIBERNIA CORP CLASS A         COM          428656102     418,122      17,800         DEFINED      1, 3              17,800
HONDA MOTOR CO                COM          438128308     694,200      30,000         DEFINED      2, 3              30,000
HONEYWELL INC.                COM          438516106   1,015,500      30,000         DEFINED      2, 3              30,000
IDACORP INC                   COM          451107106   2,093,000      70,000         DEFINED      2, 3              70,000
ILLINOIS TOOL WORKS           COM          452308109   1,584,600      20,000         DEFINED      2, 3              20,000
INTL SPEEDWAY CORP            COM          460335201     280,120       5,960         DEFINED      1, 3               5,960
JEFFERSON PILOT
  CORPORATION                 COM          475070108   1,650,300      30,000         DEFINED      2, 3              30,000
L-3 COMMUNICATIONS
  HOLDINGS I                  COM          502424104   1,189,600      20,000         DEFINED      2, 3              20,000
LAFARGE NORTH AMERICA
  INC                         COM          505862102     682,920      16,800         DEFINED      1, 3              16,800
LEUCADIA NATL CORP            COM          527288104   1,762,875      33,087         DEFINED      1, 3              33,087
LEUCADIA NATL CORP            COM          527288104  13,447,819     252,399         DEFINED      2, 3             252,399
LONGVIEW FIBRE CO             COM          543213102     390,600      35,000         DEFINED      1, 3              35,000
LONGVIEW FIBRE CO             COM          543213102   9,374,400     840,000         DEFINED      2, 3             840,000
MARATHON OIL CORP             COM          565849106   2,976,428      88,400         DEFINED      1, 3              88,400
MARATHON OIL CORP             COM          565849106  45,959,550   1,365,000         DEFINED      2, 3           1,365,000
MARSH & MCLENNAN              COM          571748102   2,315,000      50,000         DEFINED      2, 3              50,000
MASCO CORPORATION             COM          574599106   1,065,400      35,000         DEFINED      2, 3              35,000
MATTEL                        COM          577081102   1,659,600      90,000         DEFINED      2, 3              90,000
MCDONALDS CORP                COM          580135101     628,540      22,000         DEFINED      1, 3              22,000
MCDONALDS CORP                COM          580135101  10,999,450     385,000         DEFINED      2, 3             385,000
MELLON BK CORP                COM          58551A108     625,800      20,000         DEFINED      2, 3              20,000
MERCK & CO. INC.              COM          589331107     547,956      12,400         DEFINED      1, 3              12,400
MEREDETH CORP.                COM          589433101   1,011,200      20,000         DEFINED      1, 3              20,000
MEREDETH CORP.                COM          589433101  23,257,600     460,000         DEFINED      2, 3             460,000
NUI CORP                      COM          629431107     627,361      37,100         DEFINED      1, 3              37,100
NUI CORP                      COM          629431107   6,256,700     370,000         DEFINED      2, 3             370,000
OCTEL CORP                    COM          675727101     895,500      30,000         DEFINED      1, 3              30,000
OCTEL CORP                    COM          675727101  36,058,800   1,208,000         DEFINED      2, 3           1,208,000
OHIO CASUALTY CORP            COM          677240103     541,729      27,100         DEFINED      1, 3              27,100
OVERSEAS SHIPPING
  GROUP                       COM          690368105   2,555,000      70,000         DEFINED      2, 3              70,000
PAULA FINANCIAL               COM          703588103     234,000      65,000         DEFINED      2, 3              65,000
PEOPLES BANK                  COM          710198102     836,820      18,000         DEFINED      1, 3              18,000
PEOPLES BANK                  COM          710198102  14,411,900     310,000         DEFINED      2, 3             310,000
PEPSICO INCORPORATED          COM          713448108     635,430      11,800         DEFINED      1, 3              11,800
PLUM CREEK TIMBER CO          COM          729251108     812,000      25,000         DEFINED      2, 3              25,000

                                            CUSIP        MARKET       AMOUNT AND     INVESTMENT           VOTING AUTHORITY(SHARES)
   NAME OF ISSUER          TITLE OF CLASS   NUMBER       VALUE     TYPE OF SECURITY  DISCRETION MANAGERS*  SOLE   SHARED     NONE
------------------------- ---------------- ---------   ----------  ----------------  ---------- --------- ------ --------   ------
POST PROPERTIES INC           COM          737464107     397,440      13,800         DEFINED      1, 3              13,800
POTLATCH CORPORATION          COM          737628107     815,000      20,000         DEFINED      1, 3              20,000
POTLATCH CORPORATION          COM          737628107  18,337,500     450,000         DEFINED      2, 3             450,000
RYDER SYSTEM                  COM          783549108   1,161,900      30,000         DEFINED      1, 3              30,000
RYDER SYSTEM                  COM          783549108  22,269,750     575,000         DEFINED      2, 3             575,000
RYLAND GROUP INC              COM          783764103     257,607       2,900         DEFINED      1, 3               2,900
SAFEWAY INC.                  COM          786514208     411,600      20,000         DEFINED      2, 3              20,000
SCHERING-PLOUGH               COM          806605101     295,204      18,200         DEFINED      1, 3              18,200
SEMCO ENERGY INC              COM          78412D109     311,300      55,000         DEFINED      2, 3              55,000
SIERRA PACIFIC
  RESOURCES                   COM          826428104     688,200      93,000         DEFINED      1, 3              93,000
SIERRA PACIFIC
  RESOURCES                   COM          826428104   6,290,000     850,000         DEFINED      2, 3             850,000
STANLEY WORKS                 COM          854616109   2,134,000      50,000         DEFINED      2, 3              50,000
TJX COMPANIES INC             COM          872540109   1,473,600      60,000         DEFINED      2, 3              60,000
TORONTO-DOMINION BANK         COM          891160509     351,500      10,000         DEFINED      2, 3              10,000
TXU CORP                      COM          873168108   2,292,800      80,000         DEFINED      2, 3              80,000
UICI                          COM          902737105     149,076      10,100         DEFINED      1, 3              10,100
UNIONBANCAL CORPORATION       COM          908906100   1,267,838      24,200         DEFINED      1, 3              24,200
UNISOURCE ENERGY CORP.
  HLD. CO                     COM          909205106   3,515,967     143,100         DEFINED      1, 3             143,100
UNISOURCE ENERGY CORP.
  HLD. CO                     COM          909205106  40,786,200   1,660,000         DEFINED      2, 3           1,660,000
UNOCAL CORP                   COM          915289102   2,307,632      61,900         DEFINED      1, 3              61,900
UNOCAL CORP                   COM          915289102  29,078,400     780,000         DEFINED      2, 3             780,000
WACHOVIA CORP                 COM          929903102     643,430      13,690         DEFINED      1, 3              13,690
WELLPOINT HEALTH NETWORKS     COM          94973H108   2,274,400      20,000         DEFINED      2, 3              20,000
XCEL ENERGY INC               COM          98389B100     623,350      35,000         DEFINED      1, 3              35,000
XCEL ENERGY INC               COM          98389B100  12,467,000     700,000         DEFINED      2, 3             700,000

1 = FolksAmerica Holding Company Inc. (Form 13F filed separately)

2 = White Mountains Advisors (Form 13F filed separately)

3 = White Mountains Insurance Group, Ltd.